Partners' Capital (Details Textuals) (USD $)	1 Months Ended							12 Months Ended			1 Months Ended
	Aug. 31, 2013	Mar. 31, 2013	Aug. 31, 2012	Jun. 30, 2012	Apr. 30, 2012	Feb. 29, 2012	Jan. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2013 Option on Securities [Member]	Mar. 31, 2013 Option on Securities [Member]	Aug. 31, 2012 Option on Securities [Member]	Apr. 30, 2012 Option on Securities [Member]	Feb. 29, 2012 Option on Securities [Member]	Nov. 30, 2012 Geismar Acquisition [Member]	Feb. 29, 2012 Laser Acquisition [Member]	Apr. 30, 2012 CaimanAcquisition [Member]
Business Acquisition [Line Items]
Partners' Capital Account, Units, Sold in Public Offering	21,500,000		8,500,000		10,000,000		7,000,000				3,225,000	1,687,500	1,275,000	973,368	1,050,000
Partners' Capital Account, Private Placement of Units																		$ 1,000,000,000
Partners' Capital Account, Units, Acquisitions				238,050												42,778,812	7,531,381	11,779,296
Partners' Capital Account, Units, Sold in Private Placement		3,000,000																16,360,133
Percentage of units held by the public								36.00%	30.00%
Percentage of outstanding units voting as a single class to remove general partner								66.67%
Days after the end of each quarter to receive cash distributions								45 days
Business Acquisition, Percentage of Voting Interests Acquired				1.00%												83.30%
Net Proceeds from Issuance of Common Limited Partners Units	$ 1,200,000,000	$ 760,000,000	$ 488,000,000		$ 581,000,000	$ 64,000,000	$ 426,000,000	$ 1,962,000,000	$ 2,559,000,000	$ 0
Partners' Capital Account, Units, Sale of Units		14,250,000